Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	123,884,050	123,884,050
Common Stock, Shares, Issued	31,531,803	31,488,284
Common Stock, Shares, Outstanding	31,531,803	31,488,284
Common Stock, Shares Authorized		123,862,910	123,862,910
Common Stock, Shares, Issued		31,482,911	29,949,406
Common Stock, Shares, Outstanding		31,482,911	29,949,406
Pro Forma Shareholders' Equity [Member]
Common Stock, Shares, Issued		95,576,550
Common Stock, Shares, Outstanding		95,576,550
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Temporary Equity, Shares Authorized	71,462,063	71,462,063	71,449,868
Temporary Equity, Shares Issued	64,104,577	62,925,145
Temporary Equity, Shares Outstanding	64,104,577	62,925,145	58,197,494
Temporary equity liquidation preference	$ 86,769	$ 81,769	$ 61,769
Temporary Equity, Shares Authorized		71,449,868	71,449,868
Temporary Equity, Shares Issued		62,914,408	58,197,494
Temporary Equity, Shares Outstanding		62,914,408	58,197,494
Redeemable Convertible Preferred Stock [Member] | Pro Forma Shareholders' Equity [Member]
Temporary Equity, Shares Issued		0
Temporary Equity, Shares Outstanding		0